Shareholders’ Equity - Schedule of Stock Option Activity (Details)	6 Months Ended
Jun. 30, 2026 $ / shares shares
Schedule Of Stock Option Activity Abstract
Number of Options, Options outstanding beginning balance | shares	575,063
Weighted Average Exercise Price, Options outstanding beginning balance | $ / shares	$ 1.341
Number of Options, Granted | shares	514,933
Weighted Average Exercise Price, Granted | $ / shares	$ 1.275
Number of Options, Forfeited | shares	(87,004)
Weighted Average Exercise Price, Forfeited | $ / shares	$ 1.333
Number of Options, Options outstanding ending balance | shares	1,002,992
Weighted Average Exercise Price, Options outstanding ending balance | $ / shares	$ 1.308
Number of Options, Options exercisable | shares	114,425
Weighted Average Exercise Price, Options exercisable | $ / shares	$ 1.275